16 Borrowings (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jul. 31, 2018
Disclosure of detailed information about borrowings [line items]
Contracted amount	R$ 435,000
Description of collateral	Braskem S.A. has fully and unconditionally guaranteed the debt securities issued by Braskem Finance, Braskem America Finance and Braskem Netherlands Finance B.V. 100-percent-owned subsidiaries of Braskem.
UNITED STATES [Member]
Disclosure of detailed information about borrowings [line items]
Contracted amount	R$ 2,780	R$ 4,549	R$ 6,231	R$ 7,688	R$ 13,823	R$ 13,677	R$ 130,650
UNITED STATES [Member] | Braskem America [Member]
Disclosure of detailed information about borrowings [line items]
Contracted amount	R$ 900,000
Description of collateral	Secured by Euler Hermes, a German export credit agency, which will be used to finance a portion of the investment in the new PP plant located in La Porte, Texas.
US$ | UNITED STATES [Member] | Braskem America [Member]
Disclosure of detailed information about borrowings [line items]
Contracted amount	R$ 225,000
Bonds Issue May 2012 [Member] | US$
Disclosure of detailed information about borrowings [line items]
Bonds partially prepaid	210,735
Bonds Issue October-2017 [Member] | US$
Disclosure of detailed information about borrowings [line items]
Bonds partially prepaid	R$ 293,105
Bonds Issue November-2019 [Member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate including transaction costs	4.70%
Bonds Issue November-2019 [Member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate including transaction costs	5.95%